Net Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Net Property, Plant and Equipment
Net Property, Plant and Equipment

Note 5

Net Property, Plant and Equipment

The following table is a summary of property, plant and equipment at the end of each year:

	Useful				December 31,
(Millions of dollars)	Lives				2016	2015
Land and improvements	3	-	15	years	$214	$185
Buildings and improvements			30	years	486	405
Machinery and equipment	3	-	20	years	1,142	1,025
Vessels and vehicles	3	-	18	years	140	150
Office furniture and fixtures			5	years	32	27
Construction in progress					58	38
					2,072	1,830
Accumulated depreciation and amortization					(1,066)	(999)
Net property, plant and equipment					$1,006	$831

Seaboard’s capitalized interest on construction in progress projects was $4 million for the year ended December 31, 2016.